Initial Public Offering	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On July 3, 2024, the Company sold 5,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, par value $0.0001 per share and one right (the “Public Right”). Each Public Right entitles the holder to purchase one-fifth (1/5) of one Class A ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares. As a result, the holder must hold public rights in multiples of five (5) in order to receive shares for all of their public rights upon closing of a Business Combination. The Company had also granted the underwriters a 45-day option to purchase up to an additional 750,000 units to cover over-allotments, if any. On July 3, 2024, the underwriter notified the Company of its exercise of Over-Allotment Option in full to purchase additional 750,000 Option Units of the Company. On July 8, 2024, 750,000 Option Units were sold to the underwriter at an offering price of $10.00 per Option Unit, generating gross proceeds of $7,500,000.

Note 3 — Initial Public Offering

On July 3, 2024, the Company sold 5,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, par value $0.0001 per share and one right (the “Public Right”). Each Public Right entitles the holder to purchase one-fifth (1/5) of one Class A ordinary share upon the consummation of the Company’s initial Business Combination. The Company will not issue fractional shares. As a result, the holder must hold Public Rights in multiples of five (5) in order to receive shares for all of their Public Rights upon closing of a Business Combination. The Company also granted the underwriters a 45-day option to purchase up to an additional 750,000 units to cover over-allotments, if any. On July 3, 2024, the underwriter notified the Company of its exercise of Over-Allotment Option in full to purchase an additional 750,000 Option Units of the Company. On July 8, 2024, 750,000 Option Units were sold to the underwriters at an offering price of $10.00 per Option Unit, generating gross proceeds of $7,500,000.